Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of reconciliation with net income from discontinued operations

	For the year ended December 31,
	2020	2021
	US$	US$

Net income from discontinued operations of YY Live (Note 3(a))	482,487	35,567
Net income from discontinued operations of Huya (Note 3(b))	919,183	—

Net income from discontinued operations as presented in the consolidated statements of comprehensive income	1,401,670	35,567

Held for sale | YY Live
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary of assets, liabilities, statement of operations and cash flows of discontinued operations which were included in the Group's consolidated financial statements

	As of December 31,
	2021	2022
	US$	US$
Assets
Current assets
Cash and cash equivalents	201,393	201,393
Accounts receivable, net	18,239	18,239
Prepayments and other current assets	4,986	4,986

Total current assets	224,618	224,618

Non-current assets
Deferred tax assets	4,294	4,294
Property and equipment, net	10,356	10,356
Intangible assets, net	7,456	7,456
Other non-current assets	3,814	3,814

Total non-current assets	25,920	25,920
Total assets	250,538	250,538

Liabilities
Current liabilities
Accounts payable	1,117	1,117
Deferred revenue	49,495	49,495
Advances from customers	12,663	12,663
Income taxes payable	9,787	9,787
Accrued liabilities and other current liabilities	139,282	139,282

Total current liabilities	212,344	212,344

Total liabilities	212,344	212,344

(a)  Disposal of YY Live business (continued)

The following tables set forth the statement of operations and cash flows of discontinued operations which were included in the Group’s consolidated financial statements (in thousands).

	For the year ended December 31,
	2020	2021
	US$	US$

Net revenues
Live streaming	1,399,212	151,445
Others	41,363	2,980

Total net revenues	1,440,575	154,425

Cost of revenues(1)	(773,988)	(88,900)

Gross profit	666,587	65,525

Operating expenses(1)
Research and development expenses	(52,519)	(6,323)
Sales and marketing expenses	(84,303)	(8,954)
General and administrative expenses	(22,116)	(7,108)

Total operating expenses	(158,938)	(22,385)

Other income	23,935	611

Operating income	531,584	43,751

Interest income and investment income	419	355

Income before income tax expenses	532,003	44,106

Income tax expenses	(49,516)	(8,539)

Net income from discontinued operations	482,487	35,567

	For the year ended December 31,
	2020	2021
	US$	US$
Net cash provided by discontinued operating activities	478,357	64,289
Net cash provided by discontinued investing activities	6,819	1,636,450

*There is no financing activity from discontinued operations of YY Live business.

(1)Share-based compensation was allocated in cost of revenues and operating expenses as follows:

3.   Discontinued operations (continued)

(a)  Disposal of YY Live business (continued)

	For the year ended December 31,
	2020	2021
	US$	US$

Cost of revenues	1,645	(426)
Research and development expenses	6,656	(703)
Sales and marketing expenses	189	(39)
General and administrative expenses	4,928	(175)

Held for sale | Huya
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary of assets, liabilities, statement of operations and cash flows of discontinued operations which were included in the Group's consolidated financial statements

For the year ended
December 31,
2020
US$

Net revenues
Live streaming	326,094
Others	19,707

Total net revenues	345,801

Cost of revenues(1)	(277,954)

Gross profit	67,847

Operating expenses(1)
Research and development expenses	(22,477)
Sales and marketing expenses	(15,279)
General and administrative expenses	(20,743)

Total operating expenses	(58,499)

Other income	1,624

Operating income	10,972

Interest income and investment income	12,293
Foreign currency exchange losses, net	(205)
Gain on fair value changes of investments	310
Other non-operating expenses	(1,435)

Income before income tax expenses	21,935

Income tax expenses	(5,384)

Net income	16,551

Share of income in equity method investments, net of income taxes	(145)

Gain on disposal, net of tax	902,777

Net income from discontinued operations	919,183

For the year ended
December 31,
2020
US$

Net cash provided by discontinued operating activities	19,506
Net cash provided by discontinued investing activities	85,552
Net cash provided by discontinued financing activities	1,232

For the year ended December 31,
2020
US$

Cost of revenues	2,354
Research and development expenses	5,309
Sales and marketing expenses	375
General and administrative expenses	13,558